RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP 055 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 7,368,267	$ 6,778,558
Amounts allocated to withdrawing participants	(4,654)	(1,802)
Net assets available for benefits per Form 5500	7,363,613	$ 6,776,756
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Net increase per financial statements	589,709
Net change in amounts allocated to withdrawing participants	(2,852)
Net increase per Form 5500	$ 586,857